Loans (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans 30-89 Days Past Due	$ 8,038,000	$ 5,485,000
Loans 90 Or More Days Past Due	520,000	746,000
Total Past Due Loans	8,558,000	6,231,000
Total Current Loans	1,024,050,000	878,638,000
Accruing Loans 90 Or More Days Past Due	0	0
Total Loans	1,032,608,000	884,869,000
Construction and Land Development
Loans 90 Or More Days Past Due	0	0
Total Past Due Loans	363,000	0
Total Current Loans	114,083,000	95,760,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	363,000	0
Total Loans	114,446,000	95,760,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Loans 90 Or More Days Past Due	264,000	112,000
Total Past Due Loans	3,241,000	2,705,000
Total Current Loans	16,778,000	20,442,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	2,977,000	2,593,000
Total Loans	20,019,000	23,147,000
Farm Loans (Not Secured by Real Estate)
Loans 90 Or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	938,000	796,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	0	0
Total Loans	938,000	796,000
All Other Loans (Not Secured by Real Estate)
Loans 90 Or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	14,490,000	5,240,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	0	0
Total Loans	14,490,000	5,240,000
Total Real Estate Loans | Total Real Estate [Member]
Loans 90 Or More Days Past Due	520,000	746,000
Total Past Due Loans	8,484,000	6,150,000
Total Current Loans	920,555,000	775,075,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	7,964,000	5,404,000
Total Loans	929,039,000	781,225,000
Single-Family Residential
Loans 90 Or More Days Past Due	256,000	634,000
Total Past Due Loans	4,574,000	2,957,000
Total Current Loans	317,688,000	263,154,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	4,318,000	2,323,000
Total Loans	322,262,000	266,111,000
Commercial
Loans 90 Or More Days Past Due	0	0
Total Past Due Loans	306,000	488,000
Total Current Loans	406,444,000	337,353,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	306,000	488,000
Total Loans	406,750,000	337,841,000
Commercial Loans (Not Secured by Real Estate)
Loans 90 Or More Days Past Due	0	0
Total Past Due Loans	3,000	43,000
Total Current Loans	81,304,000	91,129,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	3,000	43,000
Total Loans	81,307,000	91,172,000
Consumer Loans (Not Secured by Real Estate)
Loans 90 Or More Days Past Due	0	0
Total Past Due Loans	71,000	38,000
Total Current Loans	6,763,000	6,398,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	71,000	38,000
Total Loans	6,834,000	6,436,000
Multifamily and Farmland
Loans 90 Or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	65,562,000	58,366,000
Accruing Loans 90 Or More Days Past Due	0	0
Loans 30-89 Days Past Due	0	0
Total Loans	$ 65,562,000	$ 58,366,000